LONG-TERM LOANS AND OTHER BORROWINGS - Bonds and Notes (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Borrowings and other credit facilities
Current maturities		Rp (6,296.0)	Rp (5,209.0)
Long-term portion	$ 2,347	33,743.0	27,974.0
Bonds and notes
Borrowings and other credit facilities
Total loans and other borrowings		10,495.0	8,995.0
Unamortized debt issuance cost		(14.0)	(13.0)
Total loans and other borrowings		10,481.0	8,982.0
Current maturities		(525.0)
Long-term portion		9,956.0	8,982.0
2010 - Series B Bonds
Borrowings and other credit facilities
Total loans and other borrowings		1,995.0
2015 - Series A Bonds
Borrowings and other credit facilities
Total loans and other borrowings		2,200.0
2015 - Series B Bonds
Borrowings and other credit facilities
Total loans and other borrowings		2,100.0
2015 - Series C Bonds
Borrowings and other credit facilities
Total loans and other borrowings		1,200.0
2015 - Series D Bonds
Borrowings and other credit facilities
Total loans and other borrowings		1,500.0
MTN I Telkom 2018 - Series A
Borrowings and other credit facilities
Total loans and other borrowings		262.0
MTN I Telkom 2018 - Series B
Borrowings and other credit facilities
Total loans and other borrowings		200.0
MTN I Telkom 2018 - Series C
Borrowings and other credit facilities
Total loans and other borrowings		296.0
MTN - Syariah Ijarah I Telkom 2018 - Series A
Borrowings and other credit facilities
Total loans and other borrowings		264.0
MTN - Syariah Ijarah I Telkom 2018 - Series B
Borrowings and other credit facilities
Total loans and other borrowings		296.0
MTN - Syariah Ijarah I Telkom 2018 - Series C
Borrowings and other credit facilities
Total loans and other borrowings		182.0
Rupiah | 2010 - Series B Bonds
Borrowings and other credit facilities
Total loans and other borrowings		1,995.0	1,995.0
Rupiah | 2015 - Series A Bonds
Borrowings and other credit facilities
Total loans and other borrowings		2,200.0	2,200.0
Rupiah | 2015 - Series B Bonds
Borrowings and other credit facilities
Total loans and other borrowings		2,100.0	2,100.0
Rupiah | 2015 - Series C Bonds
Borrowings and other credit facilities
Total loans and other borrowings		1,200.0	1,200.0
Rupiah | 2015 - Series D Bonds
Borrowings and other credit facilities
Total loans and other borrowings		1,500.0	Rp 1,500.0
Rupiah | MTN I Telkom 2018 - Series A
Borrowings and other credit facilities
Total loans and other borrowings		262.0
Rupiah | MTN I Telkom 2018 - Series B
Borrowings and other credit facilities
Total loans and other borrowings		200.0
Rupiah | MTN I Telkom 2018 - Series C
Borrowings and other credit facilities
Total loans and other borrowings		296.0
Rupiah | MTN - Syariah Ijarah I Telkom 2018 - Series A
Borrowings and other credit facilities
Total loans and other borrowings		264.0
Rupiah | MTN - Syariah Ijarah I Telkom 2018 - Series B
Borrowings and other credit facilities
Total loans and other borrowings		296.0
Rupiah | MTN - Syariah Ijarah I Telkom 2018 - Series C
Borrowings and other credit facilities
Total loans and other borrowings		Rp 182.0